Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

Six months ended June 30,
	2024	2025	2025
	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-
Deferred	-	-	-

Total income tax expenses	-	-	-

Schedule of reconciliation between of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Six months ended June 30,
	2024	2025	2025
	S$	S$	US$
Loss before tax	(670,241)	(1,950,320)	(1,528,703)

Statutory tax rate	16.6%	7.7%	7.7%
Reconciling items:
Non-deductible expenses	(0.5)%	(0.1)%	(0.1)%
Income not subject to tax	3.9%	1.1%	1.1%
Deferred tax assets on temporary differences not recognized	(20.0)%	(8.7)%	(8.7)%

Effective tax rate	-	-	-

Schedule of deferred tax

Significant components of deferred tax were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Net operating loss carried forward	4,561,053	6,536,147	5,123,176

Deferred tax assets, gross	753,680	921,183	722,044
Valuation allowance	(753,680)	(921,183)	(722,044)

Deferred tax assets, net of valuation allowance	-	-	-